Loan Payable	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Loan Payable	NOTE 6 - Loan Payable On March 1, 2011, the Company received $15,000 as a loan from a non - related third party. The loan is unsecured, payable on demand and non interest bearing.